Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Abstract]
Balance at beginning of year	$ 11,064	$ 11,880	$ 13,607
Subsequent reversal and utilization of valuation allowance	(663)	(263)	(94)
Changes to valuation allowance	396	405	1,158
Expirations	(1,175)	(942)	(1,731)
Exchange differences	(506)	(16)	(1,060)
Balance at end of year	$ 9,116	$ 11,064	$ 11,880